Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 16, 2011
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 16, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011

Diversified International Fund (Prospectus Summary): | Diversified International Fund
DIVERSIFIED INTERNATIONAL FUND

Supplement dated June 16, 2011

to the Class P Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011 and May 3, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

Add the following under the Performance heading, just above the Total Returns as of December 31 each year heading:

Effective June 30, 2011, the benchmark will change. The Investment Advisor and Sub-Advisor believe the

MSCI EAFE Index NDTR D is more widely used for funds in the foreign large blend category than the

MSCI ACWI Ex-US Index.

Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MSCI EAFE Index NDTR D Diversified International Fund	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	3.50%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Diversified International Fund (Prospectus Summary): | Diversified International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	DIVERSIFIED INTERNATIONAL FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated June 16, 2011

to the Class P Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011 and May 3, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

Add the following under the Performance heading, just above the Total Returns as of December 31 each year heading:

Effective June 30, 2011, the benchmark will change. The Investment Advisor and Sub-Advisor believe the

MSCI EAFE Index NDTR D is more widely used for funds in the foreign large blend category than the

MSCI ACWI Ex-US Index.

Diversified International Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDIPX
Diversified International Fund | MSCI EAFE Index NDTR D
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.50%

Global Div Inc Fund (Prospectus Summary): | Global Div Inc Fund
GLOBAL DIVERSIFIED INCOME FUND

Supplement dated June 16, 2011

to the Class P Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011 and May 3, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

In the Performance section, delete the paragraph immediately above the Total Returns as of

December 31 heading and substitute:

Effective March 31, 2011, the weightings for Global Diversified Income Custom Index changed to the following: 35% Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index, 25% blend of 50%

BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% Barclays Capital U.S. Tier I Capital

Securities Index, 11% blend of 75% FTSE EPRA/NAREIT Developed Index and 25% Barclays Capital

Investment Grade CMBS Index, 12% Barclays Capital U.S. Dollar Emerging Markets Bond Index, 7%

MSCI All Country World Value Index (ACWVI), and 10% Tortoise Midstream MLP Index.

In the Average Annual Total Returns table, delete the row related to the MSCI All Country World Index

(ACWI) and add:

Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Life of Fund
MSCI All Country World Value Index (ACWVI) Global Div Inc Fund	MSCI All Country World Value Index (ACWVI) (reflects no deduction for fees, expenses, or taxes)	10.22%	21.70%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Global Div Inc Fund (Prospectus Summary): | Global Div Inc Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GLOBAL DIVERSIFIED INCOME FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated June 16, 2011

to the Class P Prospectus

for Principal Funds, Inc.

dated March 1, 2011

(as supplemented on March 14, 2011 and May 3, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

In the Performance section, delete the paragraph immediately above the Total Returns as of

December 31 heading and substitute:

Effective March 31, 2011, the weightings for Global Diversified Income Custom Index changed to the following: 35% Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index, 25% blend of 50%

BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% Barclays Capital U.S. Tier I Capital

Securities Index, 11% blend of 75% FTSE EPRA/NAREIT Developed Index and 25% Barclays Capital

Investment Grade CMBS Index, 12% Barclays Capital U.S. Dollar Emerging Markets Bond Index, 7%

MSCI All Country World Value Index (ACWVI), and 10% Tortoise Midstream MLP Index.

In the Average Annual Total Returns table, delete the row related to the MSCI All Country World Index

(ACWI) and add:

Global Div Inc Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGDPX
Global Div Inc Fund | MSCI All Country World Value Index (ACWVI)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World Value Index (ACWVI) (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.22%
Life of Fund	rr_AverageAnnualReturnSinceInception	21.70%